NOTES PAYABLE – RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest Payable, Current		$ 95,873	$ 32,102
Notes Payable Related Party [Member]
Short-Term Debt [Line Items]
Interest Payable, Current	$ 122,906	$ 95,873
Increase in accrued interest	$ 27,033